GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
GOODWILL [Abstract]
Goodwill gross balance at the beginning of the period	$ 107,537		$ 106,082
Accumulated impairment losses balance at the beginning of the period	(17,846)
Goodwill balance at the beginning of the period	89,691		106,082
Goodwill acquired during the year			1,890
Goodwill adjustment		[1],[2]	(435)	[1]
Impairment loss	(23,931)		(17,846)
Goodwill gross balance at the end of the period	107,537		107,537
Accumulated impairment losses balance at the end of the period	(41,777)		(17,846)
Goodwill balance at the end of the period	$ 65,760		$ 89,691

[1]	For information regarding the goodwill adjustment, see note 1d.
[2]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants. As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.